Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		115 Months Ended	121 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2012	May 31, 2013	May 31, 2012	May 31, 2013	Nov. 30, 2013
Operating expenses:
General and administrative	$ 772,809	$ 1,267,669	$ 1,339,478	$ 3,768,292	$ 6,204,865	$ 5,454,477	$ 22,666,757	$ 24,036,835
Amortization & depreciation	87,924	434	175,620	825	222,684	2,013	405,546	581,166
Research and development	542,765	161,000	731,952	221,455	619,838	530,027	3,379,333	4,080,685
Legal fees	197,425	214,426	354,814	465,230	946,030	1,469,129	3,836,661	4,191,475
Total operating expenses	1,600,923	1,643,529	2,601,864	4,455,802	7,993,417	7,455,646	30,288,297	32,890,161
Operating loss	(1,600,923)	(1,643,529)	(2,601,864)	(4,455,802)	(7,993,417)	(7,455,646)	(30,288,297)	(32,890,161)
Interest income	2,209		2,394		1,167		2,794	5,188
Gain on settlement of accounts payable	5,541	50,426	13,946	50,426	372,759		710,101	724,047
Interest expense:
Amortization of discount on convertible debt	(1,595,004)	(257,313)	(3,047,401)	(257,313)	(1,703,616)	(2,063)	(2,440,542)	(5,487,943)
Amortization of debt issuance costs	(96,668)		(116,668)					(116,668)
Interest on debt	(302,748)	(58,070)	(411,551)	(60,963)	(245,194)	(16,515)	(384,963)	(796,517)
Loss before income taxes	(3,587,593)	(1,908,486)	(6,161,144)	(4,723,652)	(9,568,301)	(7,474,224)	(32,400,907)	(38,562,054)
Income tax provision
Net loss	(3,587,593)	(1,908,486)	(6,161,144)	(4,723,652)	(9,568,301)	(7,474,224)	(32,400,907)	(38,562,054)
Constructive preferred stock dividends							(6,000,000)	(6,000,000)
Convertible preferred stock dividends				(1,400)	(2,190)	(88,743)	(99,483)	(99,483)
Net loss applicable to common shareholders	$ (3,587,593)	$ (1,908,486)	$ (6,161,144)	$ (4,725,052)	$ (9,570,491)	$ (7,562,967)	$ (38,500,390)	$ (44,661,537)
Basic and diluted loss per share	$ (0.08)	$ (0.06)	$ (0.16)	$ (0.16)	$ (0.32)	$ (0.31)	$ (2.43)	$ (2.64)
Basic and diluted weighted average common shares outstanding	44,982,452	29,866,073	38,038,949	29,396,092	29,942,393	24,618,812	15,843,957	16,945,879